CAPITAL MANAGEMENT - Summary of Company's Capital Structure (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Regulated Operations [Abstract]
Short-term notes payable	$ 100	$ 200
Long-term debt payable within one year	925	1,150
Less: cash and cash equivalents	(549)	(716)
Net long-term debt payable within one year	476	634
Long-term debt	18,092	16,329
Common shares	5,721	5,713
Retained earnings	6,911	6,360
Total capital	$ 31,200	$ 29,036